Segment Information - Net sales by region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Net sales to third parties	$ 7,362	$ 7,149	$ 6,785
Percentage of entity's revenue	100.00%	100.00%	100.00%
Total of selected non-current asset	$ 22,573	$ 22,457
Percentage of entity's non-current asset	100.00%	100.00%
Foreign countries [member] | United States [member]
Disclosure of geographical areas [line items]
Net sales to third parties	$ 3,055	$ 2,942	$ 2,800
Percentage of entity's revenue	41.00%	41.00%	41.00%
Total of selected non-current asset	$ 10,559	$ 10,056
Percentage of entity's non-current asset	47.00%	45.00%
Foreign countries [member] | Japan [member]
Disclosure of geographical areas [line items]
Net sales to third parties	$ 656	$ 593	$ 561
Percentage of entity's revenue	9.00%	8.00%	8.00%
Total of selected non-current asset	$ 66	$ 12
Percentage of entity's non-current asset	0.00%	0.00%
Foreign countries [member] | China [member]
Disclosure of geographical areas [line items]
Net sales to third parties	$ 377	$ 341	$ 279
Percentage of entity's revenue	5.00%	5.00%	4.00%
Total of selected non-current asset	$ 18	$ 2
Percentage of entity's non-current asset	0.00%	0.00%
Foreign countries [member] | Other [member]
Disclosure of geographical areas [line items]
Net sales to third parties	$ 3,218	$ 3,216	$ 3,088
Percentage of entity's revenue	44.00%	45.00%	46.00%
Total of selected non-current asset	$ 1,444	$ 1,221
Percentage of entity's non-current asset	6.00%	5.00%
International [member]
Disclosure of geographical areas [line items]
Net sales to third parties	$ 4,307	$ 4,207	$ 3,985
Percentage of entity's revenue	59.00%	59.00%	59.00%
Total of selected non-current asset	$ 12,014	$ 12,401
Percentage of entity's non-current asset	53.00%	55.00%
Country of domicile [member] | Switzerland [member]
Disclosure of geographical areas [line items]
Net sales to third parties	$ 56	$ 57	$ 57
Percentage of entity's revenue	1.00%	1.00%	1.00%
Total of selected non-current asset	$ 10,486	$ 11,166
Percentage of entity's non-current asset	46.00%	50.00%